NOTE 3- Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2025
Notes
NOTE 3- Critical Accounting Estimates and Judgements:

NOTE 3- Critical Accounting Estimates and Judgements:

The preparation of financial statements requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, and revenue and expenses.

The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis.

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Company. Such changes are reflected in the assumptions when they occur.

a.Liability for Agricultural Research Organization:

At each reporting date, the Company measures the net present value of the Liability to Agricultural Research Organization based on an estimated expected payment schedule, determined as a percentage of revenues subject to a minimum amount, and discounted using an appropriate discount rate.

b.Incremental borrowing rate:

The Company measures lease liabilities at the present value of future lease payments, discounted using the incremental borrowing rate (“IBR”) when the interest rate implicit in the lease cannot be readily determined. Determining the IBR requires judgment and involves estimating reference interest rates, credit risk adjustments, lease term assumptions and economic environment factors.